Note 7 - Income Tax (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	[1]	22.00%	22.00%	22.00%
Deferred tax assets recognized		$ 1,000	$ 3,700
Deferred tax liabilities		8,689	$ 2,813
Deferred tax liability not amortized		15,500
Deferred tax liability amortization		$ 3,900

[1]	Percentages have been rounded for presentation purposes and may differ from unrounded results.